10. Convertible Debentures: Disclosure of Debentures (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Disclosure of Debentures
$
Balance, June 30, 2020	-
Principal value of convertible debentures	865,263
Discount on proceeds received	(45,263)
Cash commission	(15,000)
Allocation to conversion feature	(442,589)
Allocation to warrant	(90,769)
Value at initial recognition	271,642
Accretion expense	101,565
Interest expense	38,699
Amortization of transaction costs	11,233
Balance, June 30, 2021	423,139
Accretion expense	91,895
Interest expense	34,990
Amortization of transaction costs	50,617
Conversion of Debentures	(600,641)
Balance, June 30, 2022	-